Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 925	$ 779	$ 1,640	$ 1,382
Net product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 101	$ 62	$ 176	$ 109